Risks arising from financial instruments	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Risks arising from financial instruments
22.
Risks arising from financial instruments
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Set out below is an overview of financial assets
1
held by the company as at the dates indicated:

Million US dollar	30 June 2020	31 December 2019
Debt instruments at amortized cost
Trade and other receivables	4 741	5 444
Debt instruments at fair value through OCI
Unquoted debt	21	25
Debt instruments at fair value through profit or loss
Quoted debt	102	91
Equity instruments at fair value through OCI
Unquoted companies	92	85
Financial assets at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	5	17
Interest rate swaps	101	18
Cross currency interest rate swaps	275	157
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	437	112
Foreign currency futures	1	7
Commodities	24	52
	5 799	6 009
Of which:
Non-current	914	883
Current	4 885	5 126

1	Cash and short-term deposits are not included in this overview .

Set out below is an overview of financial liabilities held by the company as at the dates indicated
:

Million US dollar	30 June 2020	31 December 2019
Financial liabilities at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	6 350	3 146
Cross currency interest rate swaps	47	140
Other derivatives	9	156
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	84	435
Cross currency interest rate swaps	69	35
Interest rate swaps	—	4
Commodities	250	97
Equity swaps	54	31
Other derivatives	2	107
Financial liabilities at amortized cost
Trade and other payables	17 085	21 189
Non-current interest-bearing loans and borrowings:
Secured bank loans	48	71
Unsecured bank loans	55	50
Unsecured bond issues	104 162	95 674
Unsecured other loans	81	77
Lease liabilities	1 688	1 692
Current interest-bearing loans and borrowings:
Secured bank loans	995	790
Unsecured bank loans	133	135
Unsecured bond issues	1 916	2 532
Unsecured other loans	16	20
Commercial paper	3 072	1 599
Bank overdrafts	153	68
Lease liabilities	352	333
	136 620	128 381
Of which:
Non-current	109 995	99 684
Current	26 625	28 696

DERIVATIVES
AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.
AB InBev’s primarily uses the following derivative instruments: foreign currency rate agreements, exchange traded foreign currency futures and options, interest rate swaps and forwards, cross currency interest rate swaps (“CCIRS”), exchange traded interest rate futures, commodity swaps, exchange traded commodity futures and equity swaps.

The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	30 June 2020					31 December 2019
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	9 713	752	—	—	—	21 216	36	—	—	—
Foreign currency futures	1 306	—	—	—	—	1 359	723	—	—	—
Interest rate
Interest rate swaps	—	1 500	1 000	—	—	750	—	1 500	1 000	—
Cross currency interest rate swaps	20	4 342	2 100	—	666	15	513	5 445	500	668
Other interest rate derivatives	—	—	—	—	—	—	—	—	—	565
Commodities
Aluminum swaps	1 337	5	—	—	—	1 411	22	—	—	—
Other commodity derivatives	622	—	—	—	—	771	20	—	—	—
Equity
Equity derivatives	7 904	3 610	—	—	—	11 638	—	—	—	—
The decrease in the forward exchange contracts is primarily driven by the maturity of the hedges related to the disposal of the Australian operations
.
FOREIGN CURRENCY RISK
AB InBev is subject to foreign currency risk when contracts are denominated in a currency other than the functional currency of the entity. This includes borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income. To manage foreign currency risk the company uses mainly foreign currency rate agreements, exchange traded foreign currency futures and cross currency interest rate swaps.

FOREIGN EXCHANGE RISK ON OPERATING ACTIVITIES
AB InBev’s policy is to hedge operating transactions which are reasonably expected to occur (e.g. cost of goods sold and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operating transactions that are considered certain to occur are hedged without any time limits.
Non-operating
transactions (such as acquisitions and disposals of subsidiaries) are hedged as soon as they are highly probable.
The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	30 June 2020			31 December 2019
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Canadian dollar	(44)	35	(9)	(52)	39	(13)
Euro/Mexican peso	(119)	85	(34)	(151)	156	5
Euro/Pound sterling	(135)	101	(34)	(126)	124	(2)
Euro/South African rand	(83)	66	(17)	(99)	95	(4)
Euro/South Korean won	(31)	40	9	(49)	46	(3)
Euro/US dollar	(340)	299	(41)	(409)	337	(72)
Mexican peso/Euro	(145)	133	(12)	(178)	161	(17)
Pound sterling/Euro	(40)	37	(3)	(39)	40	1
US dollar/Argentinian peso	(539)	494	(45)	(531)	510	(21)
US dollar/Australian dollar	—	—	—	(216)	204	(12)
US dollar/Bolivian boliviano	(59)	66	7	(69)	70	1
US dollar/Brazilian real	(1 410)	1 258	(152)	(1 443)	1 447	4
US dollar/Canadian dollar	(340)	268	(72)	(287)	295	8
US dollar/Chilean peso	(109)	103	(6)	(109)	102	(7)
US dollar/Chinese yuan	(198)	194	(4)	(230)	191	(39)
US dollar/Colombian peso	(306)	272	(34)	(278)	272	(6)
US dollar/Euro	(81)	104	23	(108)	113	5
US dollar/Mexican peso	(986)	852	(134)	(1 105)	903	(202)
US dollar/Paraguayan guarani	(120)	119	(1)	(124)	130	6
US dollar/Peruvian nuevo sol	(249)	189	(60)	(243)	205	(38)
US dollar/South African rand	(108)	48	(60)	(28)	31	3
US dollar/South Korean won	(65)	84	19	(88)	99	11
US dollar/Uruguayan peso	(41)	39	(2)	(41)	41	—
Others	(188)	171	(17)	(317)	250	(67)
Further analysis on the impact of open currency exposures is performed in the currency sensitivity analysis below
.
Hedges of firm commitments and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.
Foreign exchange risk on foreign currency denominated debt
It is AB InBev’s policy to have the debt in the subsidiaries as much as possible linked to the functional currency of the subsidiary. To the extent this is not the case, foreign exchange risk is managed through the use of derivatives unless the cost to hedge outweighs the benefits. Interest rate decisions and currency mix of debt and cash are decided on a global basis and take into consideration the holistic risk management approach.
A description of the foreign currency risk hedging of debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the
Interest Rate Risk
section below.

Currency sensitivity analysis
Currency transactional risk
Most of AB InBev’s
non-derivative
financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in Brazilian real, Mexican peso, Canadian dollar, Peruvian nuevo sol and South African rand against the US dollar and the euro. AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2020
	Closing rate 30 June 2020	Possible closing rate 1	Volatility of rates in %
Euro/Mexican peso	25.72	21.30 – 30.14	17.18%
Euro/Pound sterling	0.91	0.83 – 0.99	9.04%
Euro/South Korean won	1 345.90	1 199.03 – 1 492.76	10.91%
Euro/US dollar	1.12	1.04 – 1.20	6.97%
Pound sterling/US dollar	1.23	1.09 – 1.36	10.94%
US dollar/Brazilian real	5.48	4.44 – 6.51	18.93%
US dollar/Chinese yuan	7.07	6.64 – 7.51	6.10%
US dollar/Colombian peso	3 752.17	3 177.73 – 4 326.62	15.31%
US dollar/Euro	0.89	0.83 – 0.96	6.97%
US dollar/Mexican peso	22.97	19.05 – 26.89	17.06%
US dollar/Nigerian naira	387.09	347.85 – 426.33	10.14%
US dollar/Peruvian nuevo sol	3.51	3.28 – 3.75	6.72%
US dollar/South African rand	17.36	14.59 – 20.14	15.97%
US dollar/South Korean won	1 201.91	1 043.87 – 1 359.95	13.15%
US dollar/Tanzanian shilling	2 313.52	2 228.23 – 2 398.80	3.69%
US dollar/Zambian kwacha	18.14	14.26 – 22.02	21.38%

	2019
	Closing rate 31 December 2019	Possible closing rate 2	Volatility of rates in %
Euro/Mexican peso	21.17	19.28 – 23.06	8.92%
Euro/Pound sterling	0.85	0.79 – 0.91	7.35%
Euro/South Korean won	1 297.02	1 216.94 – 1 377.10	6.17%
Euro/US dollar	1.12	1.07 – 1.18	4.69%
Pound sterling/US dollar	1.32	1.21 – 1.43	8.08%
US dollar/Australian dollar	1.42	1.33 – 1.52	6.70%
US dollar/Chinese yuan	6.96	6.62 – 7.30	4.86%
US dollar/Colombian peso	3 272.63	2 935.33 – 3 609.92	10.31%
US dollar/Euro	0.89	0.85 – 0.93	4.69%
US dollar/Mexican peso	18.85	17.25 – 20.44	8.48%
US dollar/Nigerian naira	362.59	350.58 – 374.60	3.31%
US dollar/Peruvian nuevo sol	3.32	3.17 – 3.47	4.50%
US dollar/South African rand	14.04	12.26 – 15.83	12.74%
US dollar/South Korean won	1 154.55	1 064.67 – 1 244.42	7.78%
US dollar/Tanzanian shilling	2 300.14	2 186.57 – 2 413.71	4.94%
US dollar/Zambian kwacha	14.02	11.24 – 16.81	19.85%
In case the open positions in Brazilian real, Mexican peso, Canadian dollar, Peruvian nuevo sol and South African rand as of 30 June 2020 remain unchanged, considering the volatility mentioned above and all other variables held constant, these currencies could lead to an increase/decrease on the consolidated profit before tax from continuing operations of approximately
80m US dollar
 over the next 12 months (31 December 2019:
35m US dollar
)
.
Additionally, the AB InBev sensitivity analysis
1
to the foreign exchange rates on its total derivatives positions as of 30 June 2020, shows a positive/negative pre-tax
impact on equity reserves of 727m US dollar (548m US dollar in 2019).
Foreign exchange risk on net investments in foreign operations
AB InBev mitigates exposures of its investments in foreign operations using both derivative and non-derivative
financial instruments as hedging instruments.

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2020.
2	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2019.

As of 30 June 2020, designated derivative and
non-derivative
financial instruments in net investment hedges amount to 14 694m US dollar equivalent (31 December 2019: 15 522m US dollar) in Holding companies and approximately 814m US dollar equivalent at Ambev level (31 December 2019: 732m US dollar). These instruments hedge foreign operations with Canadian dollar, Chinese yuan, Dominican peso, euro, Mexican peso, pound sterling, South African rand, South Korean won and US dollar functional currencies.
INTEREST RATE RISK
The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.
Fair value hedges
US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)
The company manages and reduces the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 1.0 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in a fair value hedge accounting relationship
.
Cash flow hedges
Pound sterling bond hedges (foreign currency risk + interest rate risk on borrowings in pound sterling)
In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. The impact of changes in the pound sterling exchange rate and interest rate on this bond is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in a cash flow hedge accounting.

Interest rate sensitivity analysis
The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

30 June 2020	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.07%	205	—	—
Brazilian real	4.86%	276	4.86%	276
Canadian dollar	3.21%	145	3.21%	145
Euro	0.09%	4 648	0.09%	4 648
US dollar	1.67%	1 066	2.03%	3 491
Other	15.47%	309	12.57%	589

		6 649		9 149

Fixed rate
Australian dollar	3.71%	1 606	—	—
Brazilian real	8.07%	560	8.07%	560
Canadian dollar	3.15%	1 958	3.15%	1 958
Euro	2.02%	29 335	1.73%	31 549
Pound sterling	3.82%	4 063	3.79%	3 449
South Korean won	—	—	2.46%	1 016
US dollar	4.78%	68 146	4.90%	64 593
Other	13.76%	354	12.84%	398

		106 022		103 522

31 December 2019	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.87%	210	1.87%	210
Brazilian real	9.33%	43	9.33%	43
Euro	0.08%	4 214	0.08%	4 214
US dollar	2.36%	1 749	2.85%	4 269
Other	9.82%	225	4.46%	954

		6 441		9 690

Fixed rate
Australian dollar	3.71%	1 647	3.71%	1 647
Brazilian real	9.00%	544	9.00%	544
Canadian dollar	3.16%	2 055	3.16%	2 055
Euro	1.82%	25 346	1.82%	29 338
Pound sterling	3.82%	4 373	3.79%	3 713
South Korean won	3.37%	15	2.46%	1 015
US dollar	4.83%	62 205	5.02%	54 551
Other	7.31%	416	6.95%	489

		96 601		93 352

At 30 June 2020, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 153m US dollar (31 December 2019: 68m US dollar)
.

As disclosed in the above table, 6 649m US dollar or 5.9% of the company’s interest-bearing financial liabilities bears interest at a variable rate. The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2020
	Interest rate 30 June 2020 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	2.35%	1.95% - 2.74%	16.99%
Euro	—	—	17.24%
US dollar	0.30%	0.12% - 0.47%	59.52%

	2019
	Interest rate 31 December 2019 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	4.42%	3.32% - 5.52%	24.88%
Euro	—	—	6.43%
US dollar	1.91%	1.51% - 2.30%	20.66%
When AB InBev applies the reasonably possible increase/decrease in the market interest rates mentioned above on its floating rate debt at 30 June 2020, with all other variables held constant, 2020 interest expense would have been 5m US dollar higher/lower (2019: 16m US dollar). This effect would be more than offset by 72m US dollar higher/lower interest income on AB InBev’s interest-bearing
financial assets (2019: 22m US dollar).
COMMODITY PRICE RISK
The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to manage the exposure to the price volatility. The most significant commodity exposures as of 30 June 2020 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	30 June 2020	31 December 2019
Aluminum swaps	1 342	1 449
Exchange traded sugar futures	57	54
Natural gas and energy derivatives	150	256
Corn swaps	202	195
Exchange traded wheat futures	7	20
Rice swaps	168	328
Plastic derivatives	38	59
	1 964	2 360
Commodity price sensitivity analysis
The impact of changes in the commodity prices would have an immaterial impact on AB InBev’s profit in 2020 profits as most of the company’s exposure is hedged using derivative contracts and designated in hedge accounting in accordance with IFRS 9 rules.
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures at 30 June 2020 and 31 December 2019, would have on the equity reserves
.

	2020
	Volatility of prices in % 3	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease
Aluminum	13.45%	181	(181)
Sugar	29.15%	17	(17)
Energy	46.26%	69	(69)
Corn	28.23%	57	(57)
Wheat	24.27%	2	(2)
Rice	35.60%	60	(60)
Plastic	28.63%	11	(11)

1	Applicable 3-month InterBank Offered Rates as of 30 June 2020 and as of 31 December 2019.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2020 and at December 2019. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the
3-month
InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M).

3	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2020.

	2019
	Volatility of prices in % 1	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease
Aluminum	21.78%	312	(312)
Sugar	29.73%	16	(16)
Energy	25.86%	66	(66)
Corn	21.74%	42	(42)
Wheat	30.30%	6	(6)
Rice	22.64%	47	(47)
Plastic	24.03%	14	(14)
EQUITY PRICE RISK
AB InBev enters into derivatives to hedge the price risk on its shares when such risk could negatively impact future cash flows related to the share-based payments programs. AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combination (see also Note 8
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 30 June 2020, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total loss of 3.2 billion US dollar recognized in the profit or loss account for the period, of which (1 724)m US dollar related to the company’s share-based payment programs, (729)m US dollar and (709)m US dollar related to the Modelo and SAB transactions, respectively.
Between 2012 and 2018, AB InBev reset certain equity derivatives to market price with counterparties. This resulted in a net cash inflow of 2.9 billion US dollar between 2012 and 2018 and, accordingly, a decrease of counterparty risk.
Equity price sensitivity analysis
The sensitivity analysis on the share-based payments hedging program, calculated based on a 51.04% (2019: 25.20%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 2 521m US dollar positive/negative impact on the 2020 profit before tax (2019: 2 066m US dollar).
CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e. where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 30 June 2020 to be limited.
The impairment loss recognized in the first six months of 2020 includes AB InBev’s estimate of overdue receivables the company will not be able to collect from defaulting customers as a result of the
COVID-19
pandemic before year end 2020.

Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was
:

	2020			2019
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	99	(7)	92	92	(7)	85
Investment in debt securities	123	—	123	117	—	117
Trade receivables	3 730	(265)	3 465	4 219	(173)	4 046
Cash deposits for guarantees	170	—	170	219	—	219
Loans to customers	135	—	135	177	—	177
Other receivables	1 484	(93)	1 391	1 666	(103)	1 563
Derivatives	842	—	842	362	—	362
Cash and cash equivalents	25 018	—	25 018	7 238	—	7 238

	31 601	(365)	31 236	14 090	(283)	13 807

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2020.
There was no significant concentration of credit risks with any single counterparty per 30 June 2020 and no single customer represented more than 10% of the total revenue of the group in 2020.
Impairment losses
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2020
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(173)	(7)	(103)	(283)
Impairment losses	(115)	—	(7)	(122)
Derecognition	3	—	6	9
Currency translation and other	20	—	11	31

Balance at 30 June	(265)	(7)	(93)	(365)

	2019
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(160)	(7)	(106)	(273)
Impairment losses	(51)	—	(30)	(81)
Derecognition	26	—	31	57
Currency translation and other	12	—	2	14

Balance at 31 December	(173)	(7)	(103)	(283)

L
IQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity .
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing
.

The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities
:

	30 June 2020
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(1 043)	(1 080)	(1 017)	(16)	(12)	(12)	(23)
Commercial papers	(3 072)	(3 072)	(3 072)	—	—	—	—
Unsecured bank loans	(188)	(196)	(138)	(58)	—	—	—
Unsecured bond issues	(106 078)	(180 259)	(5 647)	(7 201)	(10 042)	(20 065)	(137 304)
Unsecured other loans	(97)	(129)	(21)	(14)	(8)	(5)	(81)
Lease liabilities	(2 040)	(2 304)	(419)	(393)	(278)	(401)	(813)
Bank overdraft	(153)	(153)	(153)	—	—	—	—
Trade and other payables	(20 476)	(20 697)	(18 845)	(1 182)	(178)	(183)	(309)

	(133 147)	(207 890)	(29 312)	(8 864)	(10 518)	(20 666)	(138 530)

Derivative financial liabilities
Interest rate derivatives	—	—	—	—	—	—	—
Foreign exchange derivatives	(95)	(95)	(95)	—	—	—	—
Cross currency interest rate swaps	(116)	(182)	—	(108)	—	—	(74)
Commodity derivatives	(250)	(250)	(250)	—	—	—	—
Equity derivatives	(6 404)	(6 440)	(4 372)	(2 068)	—	—	—

	(6 864)	(6 967)	(4 717)	(2 176)	—	—	(74)

Of which: related to cash flow hedges	(498)	(498)	(424)	—	—	—	(74)

	31 December 2019
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(861)	(890)	(795)	(18)	(18)	(22)	(37)
Commercial papers	(1 599)	(1 599)	(1 599)	—	—	—	—
Unsecured bank loans	(185)	(188)	(140)	(47)	(1)	—	—
Unsecured bond issues	(98 206)	(165 424)	(5 513)	(6 415)	(6 518)	(18 605)	(128 373)
Unsecured other loans	(98)	(131)	(27)	(17)	(9)	(5)	(73)
Lease liabilities	(2 025)	(2 338)	(404)	(350)	(243)	(285)	(1 056)
Bank overdraft	(68)	(68)	(68)	—	—	—	—
Trade and other payables	(24 806)	(25 152)	(22 861)	(1 227)	(472)	(165)	(427)

	(127 848)	(195 790)	(31 407)	(8 074)	(7 261)	(19 082)	(129 966)

Derivative financial liabilities
Interest rate derivatives	(102)	(103)	(7)	(1)	(1)	3	(97)
Foreign exchange derivatives	(600)	(600)	(600)	—	—	—	—
Cross currency interest rate swaps	(175)	(187)	75	(285)	6	75	(58)
Commodity derivatives	(97)	(97)	(97)	—	—	—	—
Equity derivatives	(3 177)	(3 177)	(3 177)	—	—	—

	(4 151)	(4 164)	(3 806)	(286)	5	78	(155)

Of which: related to cash flow hedges	(448)	(448)	(408)	5	3	5	(53)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date .

CAPITAL MANAGEMENT
AB InBev continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute strategic projects. AB InBev’s capital structure policy and framework aims to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital requirements. Management uses the same debt/equity classifications as applied in the company’s IFRS reporting to analyze the capital structure.
FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet
:

	Assets		Liabilities		Net
Million US dollar	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Foreign currency
Forward exchange contracts	437	112	(93)	(590)	344	(478)
Foreign currency futures	1	7	(2)	(9)	(1)	(2)
Interest rate
Interest rate swaps	101	18	—	(6)	101	12
Cross currency interest rate swaps	275	157	(115)	(175)	160	(18)
Other interest rate derivatives	—	—	—	(97)	—	(97)
Commodities
Aluminum swaps	7	15	(169)	(61)	(162)	(46)
Sugar futures	1	2	(3)	(2)	(2)	—
Wheat futures	1	14	(1)	(9)	—	5
Energy	5	8	(40)	(11)	(35)	(3)
Other commodity derivatives	10	13	(37)	(14)	(27)	(1)
Equity
Equity derivatives	5	17	(6 404)	(3 177)	(6 399)	(3 160)

	842	362	(6 864)	(4 151)	(6 022)	(3 789)

Of which:
Non-current	297	132	(2 460)	(352)	(2 163)	(220)
Current	545	230	(4 404)	(3 799)	(3 859)	(3 569)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized at the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value
:

Interest-bearing financial liabilities Million US dollar	2020 Carrying amount 1	2020 Fair value	2019 Carrying amount 1	2019 Fair value
Fixed rate
Australian dollar	(1 606)	(1 697)	(1 647)	(1 748)
Brazilian real	(560)	(560)	(544)	(542)
Canadian dollar	(1 958)	(1 985)	(2 055)	(2 046)
Euro	(29 335)	(30 868)	(25 346)	(30 365)
Pound sterling	(4 063)	(4 507)	(4 373)	(4 816)
US dollar	(68 146)	(83 644)	(62 205)	(74 035)
Other	(354)	(354)	(431)	(431)

	(106 022)	(123 615)	(96 601)	(113 983)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date .

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 202 0 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	312	—
Derivatives in a cash flow hedge relationship	85	227	—
Derivatives in a fair value hedge relationship	—	91	—
Derivatives in a net investment hedge relationship	—	127	—

	85	766	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 423
Derivatives at fair value through profit and loss	—	6 406	—
Derivatives in a cash flow hedge relationship	20	438	—

	20	6 84 4	1 423

Fair value hierarchy 31 December 2019 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	2	9	—
Derivatives at fair value through profit and loss	—	119	—
Derivatives in a cash flow hedge relationship	17	153	—
Derivatives in a fair value hedge relationship	—	19	—
Derivatives in a net investment hedge relationship	—	54	—

	19	354

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 639
Derivatives at fair value through profit and loss	—	3 441	—
Derivatives in a cash flow hedge relationship	21	586	—
Derivatives in a fair value hedge relationship	—	103	—

	21	4 130	1 639

Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (i.e. combination of a written put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. As at 30 June 2020, the put option on the remaining shares held by ELJ was valued at 0.7 billion US dollar (31 December 2019: 0.7 billion US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above. The fair value of such deferred consideration is calculated using present value techniques, namely by discounting futures cash flows at the appropriate rate.

OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements
:

	30 June 2020
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	842	842	(837)	5
Derivative liabilities	(6 864)	(6 864)	837	(6 027)

	31 December 2019
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	362	362	(352)	10
Derivative liabilities	(4 151)	(4 151)	352	(3 799)

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.